Loss Per Share (Details) - Schedule of computing basic and diluted net loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss applicable to shareholders of ordinary shares (in Thousands)	$ (12,340)	$ (4,041)	$ (2,828)
Denominator:
Shares of ordinary share used in computing basic net loss per share	11,504,521	6,243,411	5,519,061
Net loss per share of ordinary share, basic	$ (1.07)	$ (0.65)	$ (0.51)